Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
14. Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amount)
2013
Total revenue	$5,174	$2,198	$2,198	$911
Net income (loss)	$6,001	$5,064	$(1,145)	$(209)
Basic net income (loss) per share	$0.08	$0.06	$(0.01)	$(0.00)
Diluted net income (loss) per share	$0.07	$0.00	$(0.01)	$(0.00)

2012
Total revenue	$1,270	$1,360	$1,228	$3,259
Net loss	$(5,163)	$(1,724)	$(8,013)	$(280)
Basic net loss per share	$(0.09)	$(0.03)	$(0.12)	$(0.00)
Diluted net loss per share	$(0.09)	$(0.06)	$(0.12)	$(0.00)